REVENUE - Summary Of Company's Contract Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Contract with Customer, Liability [Abstract]
Beginning Balance	$ 643,421
Additions	2,915,710
Deductions	(2,702,160)
Acquisitions	82,215
Divestures	(143,011)
Foreign Exchange	6,169
Ending Balance	802,344
Beginning Balance	88,717
Additions	80,130
Deductions	(113,094)
Acquisitions	0
Divestures	(35,195)
Foreign Exchange	(1,644)
Ending Balance	$ 18,914